Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation Company's Liabilities Measured at Fair Value on Recurring Basis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 0
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0
Issuance of warrants	2,100
Adjustment to fair value	$ (1,554)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income (Expense)
Ending Balance	$ 546